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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Morningstar Investment Services, Inc.
                 -------------------------------------
   Address:      22 West Washington Street
                 -------------------------------------
                 Chicago, IL 60602
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Scott Schilling
         -------------------------------
Title:   Chief Compliance Office
         -------------------------------
Phone:   (312) 696-6168
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ D. Scott Schilling           Chicago, IL          2/3/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 99
                                        --------------------

Form 13F Information Table Value Total: $147,414
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE
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                           FORM 13F INFORMATION TABLE


      COLUMN 1                   COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
----------------------------- --------------- --------- -------- --------------------- ------------ -------- ----------------------
                                                         VALUE   SHRS OR   SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
----------------------------- --------------- --------- -------- -------- ----- ------ ------------ -------- -------- ------ -----
Abbott Labs                   COM             002824100   1,004   18,588   SH              Sole               18,588
AGL Res Inc.                  COM             001204106     377   10,340   SH              Sole               10,340
Altria Group Inc.             COM             02209S103     434   22,134   SH              Sole               22,134
American Express Co           COM             025816109     521   12,857   SH              Sole               12,857
AmeriGas Partners L P         UNIT LP INT     030975106     236    5,988   SH              Sole                5,988
Amgen Inc                     COM             031162100     440    7,780   SH              Sole                7,780
Apollo Group Inc              CL A            037604105   1,496   24,697   SH              Sole               24,697
Applied Matls Inc             COM             038222105     641   45,951   SH              Sole               45,951
Autodesk Inc.                 COM             052769106     282   11,084   SH              Sole               11,084
Automatic Data Processing In  COM             053015103     562   13,120   SH              Sole               13,120
Baxter Intl Inc               COM             071813109   1,586   27,031   SH              Sole               27,031
BB&T Corp                     COM             054937107   1,264   49,822   SH              Sole               49,822
Becton, Dickinson & Co        COM             075887109     250    3,171   SH              Sole                3,171
Bemis Inc                     COM             081437105     387   13,061   SH              Sole               13,061
Berkshire Hathaway Inc DEL    CL A            084670108     298        3   SH              Sole                    3
Berkshire Hathaway Inc DEL    CL B            084670207   1,870      569   SH              Sole                  569
Boston Scientific Corp        COM             101137107     249   27,713   SH              Sole               27,713
Cardinal Health Inc           COM             14149Y108     448   13,893   SH              Sole               13,893
CarMax Inc                    COM             143130102     539   22,235   SH              Sole               22,235
CEMEX SAB DE CV               SPON ADR NEW    151290889     210   17,727   SH              Sole               17,727
Cintas Corp                   COM             172908105     349   13,402   SH              Sole               13,402
Cisco Sys Inc                 COM             17275R102     209    8,750   SH              Sole                8,750
City Natl Corp                COM             178566105     255    5,603   SH              Sole                5,603
Clorox Co DEL                 COM             189054109     343    5,625   SH              Sole                5,625
Comcast Corp NEW              CL A            20030N101     373   22,121   SH              Sole               22,121
Compass Minerals Intl Inc     COM             20451N101   2,111   31,413   SH              Sole               31,413
ConocoPhillips                COM             20825C104     353    6,906   SH              Sole                6,906
CVS Caremark Corporation      COM             126650100     659   20,457   SH              Sole               20,457
Diageo PLC                    SPON ADR NEW    25243Q205   1,536   22,134   SH              Sole               22,134
Discover Finl Svcs            COM             254709108     382   25,976   SH              Sole               25,976
Disney Walt Co                COM DISNEY      254687106   1,004   31,137   SH              Sole               31,137
eBay Inc                      COM             278642103     349   14,843   SH              Sole               14,843
Enterprise GP Hldgs L P       UNIT LP INT     293716106     251    6,441   SH              Sole                6,441
Exelon Corp                   COM             30161N101   1,228   25,119   SH              Sole               25,119
Exxon Mobil Corp              COM             30231G102   1,784   26,162   SH              Sole               26,162
Fastenal Co                   COM             311900104     446   10,710   SH              Sole               10,710
First Amern Corp Calif        COM             318522307     562   16,968   SH              Sole               16,968
First Potomac Rlty TR         COM             33610F109     325   25,826   SH              Sole               25,826
France Telecom                Sponsored ADR   35177Q105     269   10,645   SH              Sole               10,645
General Dynamics Corp         COM             369550108     431    6,326   SH              Sole                6,326
General Electric Co           COM             369604103     691   45,684   SH              Sole               45,684
Genuine Parts Co              COM             372460105     217    5,722   SH              Sole                5,722
Health Care REIT Inc          COM             42217K106     229    5,166   SH              Sole                5,166
Select Sector SPDR TR         SBI HEALTHCARE  81369Y209   4,585  145,615   SH              Sole              145,615
Hewlett Packard Co            COM             428236103   1,066   20,693   SH              Sole               20,693
Home Depot Inc                COM             437076102     252    8,714   SH              Sole                8,714
IMS Health Inc                COM             449934108     805   38,205   SH              Sole               38,205
International Speedway Corp   CL A            460335201   1,513   53,166   SH              Sole               53,166
IRIS Intl Inc                 COM             46270W105     238   19,224   SH              Sole               19,224
iShares Barclays TR Index     BARCLYS TIPS BD 464287176   2,097   20,170   SH              Sole               20,170
iShares TR                    HIGH YLD CORP   464288513   3,607   41,124   SH              Sole               41,124
iShares TR                    IBOXX INV CPBD  464287242   4,149   39,778   SH              Sole               39,778
JPMorgan Chase & Co.          COM             46625H100     367    8,801   SH              Sole                8,801
Johnson & Johnson             COM             478160104   2,294   35,614   SH              Sole               35,614
Kinder Morgan Energy Partner  UT LTD PARTNER  494550106     393    6,443   SH              Sole                6,443
Kinder Morgan Management LLC  SHS             49455U100   1,870   34,222   SH              Sole               34,222
Lowes Cos Inc                 COM             548661107   1,907   81,537   SH              Sole               81,537
Magellan Midstream Prtnrs LP  COM UNIT RP LP  559080106     779   17,977   SH              Sole               17,977
Marsh & McLennan Cos Inc      COM             571748102     291   13,195   SH              Sole               13,195
MasterCard Inc                CL A            57636Q104     581    2,268   SH              Sole                2,268
Maxim Integrated Prods Inc    COM             57772K101     559   27,511   SH              Sole               27,511
Microsoft Corp                COM             594918104   1,449   47,547   SH              Sole               47,547
Monsanto Co New               COM             61166W101     998   12,213   SH              Sole               12,213
National Grid PLC             SPON ADR NEW    636274300     321    5,897   SH              Sole                5,897
Novartis A G                  SPONSORED ADR   66987V109   2,037   37,421   SH              Sole               37,421
Nstar                         COM             67019E107     598   16,245   SH              Sole               16,245
Paychex Inc                   COM             704326107   1,644   53,670   SH              Sole               53,670
Pepsico Inc                   COM             713448108   1,342   22,067   SH              Sole               22,067
Pfizer Inc                    COM             717081103     775   42,608   SH              Sole               42,608
Procter & Gamble Co           COM             742718109   1,427   23,530   SH              Sole               23,530
Realty Income Corp            COM             756109104     640   24,701   SH              Sole               24,701
SPDR Series Trust             DB INT GVT ETF  78464A490   1,962   35,263   SH              Sole               35,263
Select Sector SPDR TR         SBI CONS STPLS  81369Y308   3,891  145,582   SH              Sole              145,582
Spectra Energy Corp           COM             847560109     400   19,499   SH              Sole               19,499
Stryker Corp                  COM             863667101   1,126   22,345   SH              Sole               22,345
Sysco Corp                    COM             871829107     966   34,588   SH              Sole               34,588
Tenneco Inc                   COM             880349105     594   33,500   SH              Sole               33,500
Western Un Co                 COM             959802109     385   20,438   SH              Sole               20,438
3M Co                         COM             88579Y101   1,656   20,026   SH              Sole               20,026
TransCanada Corp              COM             89353D107     311    9,048   SH              Sole                9,048
United Parcel Service Inc     CL B            911312106     347    6,057   SH              Sole                6,057
US Bancorp Del                COM NEW         902973304     894   39,709   SH              Sole               39,709
Vanguard Specialized Portfol  DIV APP ETF     921908844   5,768  123,096   SH              Sole              123,096
Vanguard World Fds            ENERGY ETF      92204A306   5,328   63,366   SH              Sole               63,366
Vanguard Tax-Managed Fd       EUROPE PAC ETF  921943858   5,600  162,382   SH              Sole              162,382
Vanguard Intl Equity Index F  ALLWRLD EX US   922042775   8,887  203,083   SH              Sole              203,083
Vanguard World Fds            INF TECH ETF    92204A702   4,868   87,743   SH              Sole               87,743
Vanguard Bd Index Fd Inc      SHORT TRM BOND  921937827   1,810   22,715   SH              Sole               22,715
Vanguard Index Fds            SMALL CP ETF    922908751   2,433   41,892   SH              Sole               41,892
Vanguard Bd Index Fd Inc      TOTAL BND MRKT  921937835  14,578  185,353   SH              Sole              185,353
Vanguard Index Fds            STK MRK ETF     922908769  17,195  302,045   SH              Sole              302,045
Vulcan Matls Co               COM             929160109     414    7,865   SH              Sole                7,865
Walgreen Co                   COM             931422109     217    5,896   SH              Sole                5,896
Wal Mart Stores Inc           COM             931142103     453    8,481   SH              Sole                8,481
Waters Corp                   COM             941848103     253    4,077   SH              Sole                4,077
WellPoint Inc                 COM             94973V107     327    5,606   SH              Sole                5,606
Wells Fargo Co NEW            COM             949746101     255    9,431   SH              Sole                9,431
Westar Energy Inc             COM             95709T100     318   14,636   SH              Sole               14,636
Wilmington Trust Corp         COM             971807102     144   11,668   SH              Sole               11,668